Issued capital	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Issued capital
21.	Issued capital

	December 31, 2016	December 31, 2017	December 31, 2018
	in thousands	in thousands	in thousands
Authorized shares
Ordinary shares	1,450,000	970,000	970,000

	December 31, 2016	December 31, 2017	December 31, 2018
	in thousands	in thousands	in thousands
Ordinary shares issued and fully paid
Ordinary shares	886,966	886,297	752,858

Issued capital (NT$000)	8,869,663	8,862,971	7,528,577

			(US$245,952 thousand	)

The par value of ordinary shares issued was NT$10 per share.

The movement of ordinary shares issued is set out below:

	2016	2017	2018
	in thousands	in thousands	in thousands
January 1	896,206	886,966	886,297
Restricted shares	435	—	—
Unearned restricted shares – cancelled	—	(669)	(502)
Share cancellation	—	—	(4,515)
Issuance of ordinary shares for capital reorganization (Note 31)	512,405	—	—
Cancellation of ordinary shares from capital reorganization (Note 31)	(522,080)	—	—
Capital reduction	—	—	(128,422)

December 31	886,966	886,297	752,858

On February 4, 2016 and May 12, 2016, the Board of Directors of the Company approved the share repurchase programs for repurchase of ordinary shares by the Company of up to NT$600 million and NT$600 million, respectively. As of December 31, 2016 and 2017, 30,000 thousand shares were repurchased and recorded as treasury stock.

On October 31, 2016, the Company’s former parent company, ChipMOS Bermuda was merged with and into the Company, with the latter being the surviving company. Please refer to Note 31 for details of the capital reorganization. Pursuant to the Merger, the Company issued 21,775,257 units of ADSs (25,620,267 units of ADSs before capital reduction adjustment), which were listed on the NASDAQ Global Select Market, and each ADS represents 20 ordinary shares of the Company. As of December 31, 2018, the outstanding ADSs were approximately 5,309,826 units representing 106,197 thousand ordinary shares of the Company. The major terms and conditions of the ADSs are summarized as follows:

a)	Voting rights:

ADS holders will have no right to directly vote in shareholders’ meetings with respect to the deposited shares. The depository bank shall vote on behalf of the ADS holders or provide voting instruction to the designated person of the Company. The depository bank shall vote in the manner as instructed by ADS holders.

b)	Distribution of dividends:

ADS holders are deemed to have the same rights as holders of ordinary shares with respect to the distribution of dividends.

In order to adjust capital structure and increase return of equity, the Company’s shareholders adopted a resolution on June 26, 2018 to reduce capital stock and return cash to shareholders. Subsequently, the record date of the capital reduction was fixed on August 15, 2018, and capital was reduced approximately 15% amounted to NT$1,329,446 thousand (US$43,432 thousand) consisting of 132,945 thousand ordinary shares.